Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Assets and liabilities measure and recognized at fair value on a recurring basis

December 31, 2013

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	—	—	(127,451)	(100,824)
Total	—	—	(127,451)	(100,824)

December 31, 2014

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	—	—	(237,061)	(45,207)
Total	—	—	(237,061)	(45,207)